Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales	€ 16,416	€ 3,593
Expenses	1,001
Amounts owed by related parties	9,333	1,407
Amounts due to related parties	1,004	8
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	12,589
Expenses	1,001
Amounts owed by related parties	7,383
Amounts due to related parties	1,001
Nars Miami LLCC [member]
Disclosure of transactions between related parties [line items]
Sales	776	742
Amounts owed by related parties	191	70
Natuzzi Design S.a.s. [member]
Disclosure of transactions between related parties [line items]
Sales	1,750	1,591
Amounts owed by related parties	1,338	930
Natuzzi Arredamenti S.r.l. [member]
Disclosure of transactions between related parties [line items]
Sales	1,010	946
Amounts owed by related parties	343	329
Natuzzi Sofa S.r.l. [member]
Disclosure of transactions between related parties [line items]
Sales	291	310
Amounts owed by related parties	78	78
NA.FO. S.r.l. [member]
Disclosure of transactions between related parties [line items]
Sales		4
Amounts due to related parties	€ 3	€ 8